UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the period ended January 31, 2012

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund Semiannual Report
For the period ended January 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund for the period ended January 31, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 21, 2011, commencement of operations, through January 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/21/11 - 1/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Calibrated Large Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/21/11	1/31/12	12/21/11– 1/31/12

Class A*
Actual	$1,000.00	$1,055.30	$0.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.94	$0.75
Class C*
Actual	$1,000.00	$1,054.70	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.33	$1.41
Class F*
Actual	$1,000.00	$1,055.30	$0.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.18	$0.55
Class I*
Actual	$1,000.00	$1,056.00	$0.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.27	$0.46
Class R2*
Actual	$1,000.00	$1,055.30	$1.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.71	$1.02
Class R3*
Actual	$1,000.00	$1,055.30	$0.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.81	$0.93

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.23% for Class C, 0.48% for Class F, 0.40% for Class I, 0.89% for Class R2 and 0.81% for Class R3) multiplied by the average account value over the period, multiplied by 42/366 (to reflect the period from December 21, 2011, commencement of operations, to January 31, 2012).

*

The annualized expenses of each class have been restated (0.75% for Class A, 1.50% for Class C, 0.60% for Class F, 0.50% for Class I, 1.10% for Class R2 and 1.00% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$0.88	$0.86
Class C	$1.77	$1.73
Class F	$0.71	$0.69
Class I	$0.59	$0.58
Class R2	$1.30	$1.27
Class R3	$1.18	$1.15

Portfolio Holdings Presented by Sector
January 31, 2012

Sector*	%**
Consumer Discretionary	9.58%
Consumer Staples	8.35%
Energy	11.81%
Financials	24.44%
Health Care	12.72%

Sector*	%**
Industrials	9.25%
Information Technology	9.32%
Materials	3.52%
Telecommunication Services	4.26%
Utilities	6.75%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Calibrated Mid Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/21/11	1/31/12	12/21/11– 1/31/12

Class A*
Actual	$1,000.00	$1,060.70	$0.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.90	$0.84
Class C*
Actual	$1,000.00	$1,060.00	$1.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.24	$1.51
Class F*
Actual	$1,000.00	$1,061.30	$0.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.07	$0.68
Class I*
Actual	$1,000.00	$1,061.30	$0.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.18	$0.56
Class R2*
Actual	$1,000.00	$1,060.70	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.62	$1.12
Class R3*
Actual	$1,000.00	$1,060.70	$1.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.71	$1.04

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.73% for Class A, 1.31% for Class C, 0.59% for Class F, 0.49% for Class I, 0.97% for Class R2 and 0.90% for Class R3) multiplied by the average account value over the period, multiplied by 42/366 (to reflect the period from December 21, 2011, commencement of operations, to January 31, 2012).

*

The annualized expenses of each class have been restated (0.85% for Class A, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2 and 1.10% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.01	$0.98
Class C	$1.89	$1.84
Class F	$0.83	$0.81
Class I	$0.71	$0.69
Class R2	$1.42	$1.38
Class R3	$1.30	$1.27

Portfolio Holdings Presented by Sector
January 31, 2012

Sector*	%**
Consumer Discretionary	10.43%
Consumer Staples	6.34%
Energy	6.19%
Financials	30.58%
Health Care	6.54%

Sector*	%**
Industrials	11.64%
Information Technology	8.55%
Materials	5.59%
Telecommunication Services	1.18%
Utilities	12.96%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
CALIBRATED LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.77%

Aerospace & Defense 4.75%
Alliant Techsystems, Inc.	3,700	$220
Exelis, Inc.	7,400	74
Lockheed Martin Corp.	3,300	271
United Technologies Corp.	3,600	282

Total		847

Airlines 1.34%
Copa Holdings SA Class A (Panama)(a)	1,000	68
Delta Air Lines, Inc.*	8,600	91
United Continental Holdings, Inc.*	3,500	81

Total		240

Auto Components 0.21%
Johnson Controls, Inc.	1,200	38

Automobiles 1.92%
Ford Motor Co.	27,600	343

Biotechnology 2.36%
Amgen, Inc.	6,200	421

Capital Markets 0.85%
Morgan Stanley	8,100	151

Chemicals 1.87%
LyondellBasell Industries NV Class A (Netherlands)(a)	6,400	276
Westlake Chemical Corp.	1,000	58

Total		334

Commercial Banks 4.58%
BB&T Corp.	6,500	177
Comerica, Inc.	9,500	263
SunTrust Banks, Inc.	14,500	298
Wells Fargo & Co.	2,700	79

Total		817

Investments	Shares	Fair Value (000)

Communications Equipment 0.11%
Cisco Systems, Inc.	1,000	$20

Computers & Peripherals 2.49%
Hewlett-Packard Co.	5,200	145
NCR Corp.*	16,000	300

Total		445

Consumer Finance 2.86%
American Express Co.	3,700	185
Capital One Financial Corp.	7,100	325

Total		510

Diversified Consumer Services 0.75%
H&R Block, Inc.	8,100	133

Diversified Financial Services 6.23%
Bank of America Corp.	50,100	357
Citigroup, Inc.	17,000	522
JPMorgan Chase & Co.	6,200	232

Total		1,111

Diversified Telecommunication Services 4.26%
AT&T, Inc.	23,400	688
Windstream Corp.	5,900	71

Total		759

Electric: Utilities 4.74%
FirstEnergy Corp.	6,700	283
NV Energy, Inc.	16,000	259
PPL Corp.	10,900	303

Total		845

Electronic Equipment, Instruments & Components 1.22%
Jabil Circuit, Inc.	9,600	218

Energy Equipment & Services 2.35%
Baker Hughes, Inc.	6,200	304
Diamond Offshore Drilling, Inc.	1,200	75
Nabors Industries Ltd.*	2,200	41

Total		420

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
CALIBRATED LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 1.37%
Wal-Mart Stores, Inc.	4,000	$245

Food Products 1.11%
Kellogg Co.	4,000	198

Health Care Equipment & Supplies 3.15%
Baxter International, Inc.	5,200	288
Medtronic, Inc.	7,100	274

Total		562

Health Care Providers & Services 1.21%
CIGNA Corp.	1,500	67
HCA Holdings, Inc.*	6,100	149

Total		216

Household Durables 0.40%
Harman International Industries, Inc.	1,700	72

Household Products 2.47%
Kimberly-Clark Corp.	3,500	251
Procter & Gamble Co. (The)	3,000	189

Total		440

Industrial Conglomerates 1.40%
General Electric Co.	13,300	249

Information Technology Services 2.01%
Booz Allen Hamilton
Holding Corp.*	7,200	127
Genpact Ltd.*	15,900	232

Total		359

Insurance 6.48%
Allstate Corp. (The)	6,400	185
Berkshire Hathaway, Inc.
Class B*	1,200	94
CNA Financial Corp.	3,700	102
Everest Re Group Ltd.	600	51
Hartford Financial Services Group, Inc. (The)	4,900	86
Lincoln National Corp.	7,400	159

Investments	Shares	Fair Value (000)

MetLife, Inc.	8,100	$286
Protective Life Corp.	5,900	148
Prudential Financial, Inc.	800	46

Total		1,157

Machinery 1.74%
Illinois Tool Works, Inc.	800	42
Timken Co. (The)	5,500	269

Total		311

Media 2.58%
Comcast Corp. Class A	8,400	224
Time Warner, Inc.	6,400	237

Total		461

Multi-Line Retail 3.40%
Kohl’s Corp.	5,900	271
Target Corp.	6,600	336

Total		607

Multi-Utilities 2.00%
AES Corp. (The)*	9,600	122
Public Service Enterprise Group, Inc.	7,700	234

Total		356

Office Electronics 1.52%
Xerox Corp.	35,000	271

Oil, Gas & Consumable Fuels 9.43%
Chevron Corp.	3,300	340
ConocoPhillips	6,200	423
Exxon Mobil Corp.	6,400	536
Marathon Petroleum Corp.	4,500	172
SM Energy Co.	600	43
Valero Energy Corp.	7,000	168

Total		1,682

Paper & Forest Products 1.64%
International Paper Co.	9,400	293

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CALIBRATED LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 5.96%
Abbott Laboratories	800	$43
Eli Lilly & Co.	3,500	139
Johnson & Johnson	1,700	112
Merck & Co., Inc.	1,200	46
Mylan, Inc.*	12,900	268
Pfizer, Inc.	8,900	190
Warner Chilcott plc Class A (Ireland)*(a)	8,100	137
Watson Pharmaceuticals, Inc.*	2,200	129

Total		1,064

Real Estate Investment Trusts 3.39%
American Capital Agency Corp.	2,900	85
Annaly Capital Management, Inc.	6,500	110
Brandywine Realty Trust	6,900	73
Kimco Realty Corp.	4,900	89
Liberty Property Trust	2,400	80
Weingarten Realty Investors	3,200	78
Weyerhaeuser Co.	4,500	90

Total		605

Semiconductors & Semiconductor Equipment 1.94%
Intel Corp.	13,100	346

Specialty Retail 0.30%
Staples, Inc.	3,700	54

Investments		Fair Value (000)

Tobacco 3.38%
Altria Group, Inc.	10,700	$304
Philip Morris International, Inc.	4,000	299
Total		603

Total Investments in Common Stocks 99.77% (cost $17,005,604)		17,803

Cash and Other Assets in Excess of Liabilities 0.23%		41

Net Assets 100.00%		$17,844

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)
CALIBRATED MID CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.83%

Aerospace & Defense 2.06%
Alliant Techsystems, Inc.	3,100	$184
Exelis, Inc.	5,500	55

Total		239

Air Freight & Logistics 0.14%
UTi Worldwide, Inc.	1,100	16

Airlines 1.51%
Copa Holdings SA Class A
(Panama)(a)	700	48
Delta Air Lines, Inc.*	6,800	72
United Continental Holdings, Inc.*	2,400	55

Total		175

Auto Components 1.67%
Lear Corp.	4,600	193

Beverages 1.60%
Coca-Cola Enterprises, Inc.	6,900	185

Capital Markets 2.48%
Ares Capital Corp.	3,800	60
Federated Investors, Inc. Class B	5,400	92
LPL Investment Holdings, Inc.*	4,100	135

Total		287

Chemicals 1.72%
Huntsman Corp.	4,600	59
Westlake Chemical Corp.	2,400	140

Total		199

Commercial Banks 6.67%
Comerica, Inc.	7,400	205
M&T Bank Corp.	1,600	127
Regions Financial Corp.	26,200	137
SunTrust Banks, Inc.	11,600	239
TCF Financial Corp.	6,500	65

Total		773

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.93%
Republic Services, Inc.	3,700	$108

Communications Equipment 0.10%
Harris Corp.	300	12

Computers & Peripherals 1.68%
NCR Corp.*	10,400	195

Containers & Packaging 1.82%
Sealed Air Corp.	10,600	211

Diversified Consumer Services 0.80%
H&R Block, Inc.	5,700	93

Diversified Financial Services 0.71%
NASDAQ OMX Group, Inc.(The)*	3,300	82

Diversified Telecommunication Services 1.17%
Windstream Corp.	11,300	136

Electric: Utilities 7.76%
Edison International	1,600	66
Entergy Corp.	3,200	222
Great Plains Energy, Inc.	8,100	167
NV Energy, Inc.	11,300	183
PPL Corp.	9,400	261

Total		899

Electrical Equipment 0.26%
Cooper Industries plc	500	30

Electronic Equipment, Instruments & Components 1.25%
Jabil Circuit, Inc.	6,400	145

Energy Equipment & Services 4.77%
Diamond Offshore Drilling, Inc.	1,000	62
Helmerich & Payne, Inc.	800	50
Nabors Industries Ltd.*	7,100	132
Patterson-UTI Energy, Inc.	7,800	147
Tidewater, Inc.	3,000	162

Total		553

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CALIBRATED MID CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Food Products 2.51%
Bunge Ltd.	1,700	$97
Campbell Soup Co.	1,700	54
H.J. Heinz Co.	2,700	140

Total		291

Gas Utilities 1.44%
UGI Corp.	6,200	167

Health Care Equipment & Supplies 0.66%
Hill-Rom Holdings, Inc.	2,300	76

Health Care Providers & Services 3.58%
CIGNA Corp.	5,500	247
Quest Diagnostics, Inc.	2,900	168

Total		415

Household Durables 1.97%
Harman International Industries, Inc.	2,200	93
Newell Rubbermaid, Inc.	7,300	135

Total		228

Independent Power Producers & Energy Traders 0.09%
Constellation Energy Group, Inc.	300	11

Information Technology Services 2.17%
Booz Allen Hamilton Holding Corp.*	5,100	90
Genpact Ltd.*	11,100	162

Total		252

Insurance 9.91%
Aspen Insurance Holdings Ltd.	3,500	93
AXIS Capital Holdings Ltd.	5,800	179
CNA Financial Corp.	6,200	171
Everest Re Group Ltd.	2,300	196
Hartford Financial Services Group, Inc. (The)	5,100	89

Investments	Shares	Fair Value (000)

Lincoln National Corp.	6,000	$129
Protective Life Corp.	4,100	103
Unum Group	5,400	123
XL Group plc (Ireland)(a)	3,200	65

Total		1,148

Machinery 6.71%
Dover Corp.	2,600	165
Eaton Corp.	2,200	108
Flowserve Corp.	1,700	187
IDEX Corp.	3,500	142
Timken Co. (The)	3,600	176

Total		778

Media 1.09%
Interpublic Group of Cos., Inc. (The)	10,000	103
McGraw-Hill Cos., Inc. (The)	500	23

Total		126

Multi-Utilities 3.64%
AES Corp. (The)*	17,500	223
Sempra Energy	3,500	199

Total		422

Office Electronics 1.88%
Xerox Corp.	28,100	218

Oil, Gas & Consumable Fuels 1.41%
Valero Energy Corp.	6,800	163

Paper & Forest Products 2.05%
International Paper Co.	7,600	237

Pharmaceuticals 2.29%
Mylan, Inc.*	8,400	174
Warner Chilcott plc Class A (Ireland)*(a)	5,400	91

Total		265

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)
CALIBRATED MID CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 10.02%
American Capital Agency Corp.	2,800	$82
Annaly Capital Management, Inc.	8,000	135
AvalonBay Communities, Inc.	250	34
Brandywine Realty Trust	5,100	54
Chimera Investment Corp.	21,400	65
DDR Corp.	4,400	61
Equity Residential	800	48
General Growth Properties, Inc.	5,900	93
HCP, Inc.	3,200	134
Health Care REIT, Inc.	300	17
Host Hotels & Resorts, Inc.	1,100	18
Kimco Realty Corp.	4,800	88
Liberty Property Trust	2,000	66
ProLogis, Inc.	1,100	35
Rouse Properties, Inc.*	221	3
Vornado Realty Trust	1,000	81
Weingarten Realty Investors	2,500	61
Weyerhaeuser Co.	4,300	86

Total		1,161

Real Estate Management & Development 0.75%
Jones Lang LaSalle, Inc.	1,100	87

Semiconductors & Semiconductor Equipment 0.64%
Marvell Technology Group Ltd.*	4,800	74

Software 0.80%
Activision Blizzard, Inc.	7,500	93

Investments	Shares	Fair Value (000)

Specialty Retail 4.89%
Abercrombie & Fitch Co.
Class A	1,900	$87
Best Buy Co., Inc.	5,100	122
Chico’s FAS, Inc.	11,500	132
Staples, Inc.	15,400	225

Total		566

Tobacco 2.23%
Lorillard, Inc.	2,400	258

Total Investments in Common Stocks 99.83% (cost $10,966,984)		11,567

Cash and Other Assets in Excess of Liabilities 0.17%		20

Net Assets 100.00%		$11,587

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
January 31, 2012

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$17,005,604	$10,966,984

Investments in securities, at fair value	$17,803,180	$11,566,962
Cash	19,625	7,396
Receivables:
Investment securities sold	301,513	171,189
Dividends	15,826	2,062
From advisor (See Note 3)	17,420	15,793
Prepaid expenses	16,161	16,161

Total assets	18,173,725	11,779,563

LIABILITIES:
Payables:
Investment securities purchased	300,668	168,207
Management fee	8,570	5,608
12b-1 distribution fees	3,283	2,172
Fund administration	571	374
Offering costs	3,232	3,143
Accrued expenses	13,398	13,398

Total liabilities	329,722	192,902

NET ASSETS	$17,844,003	$11,586,661

COMPOSITION OF NET ASSETS:
Paid-in capital	$16,986,636	$10,956,061
Undistributed net investment income/accumulated net investment loss	9,815	(411)
Accumulated net realized gain on investments	49,976	31,033
Net unrealized appreciation on investments	797,576	599,978

Net Assets	$17,844,003	$11,586,661

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited) (concluded)
January 31, 2012

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Net assets by class:
Class A Shares	$17,790,165	$11,532,541
Class C Shares	$10,606	$10,662
Class F Shares	$10,555	$10,611
Class I Shares	$11,574	$11,634
Class R2 Shares	$10,551	$10,606
Class R3 Shares	$10,552	$10,607
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	1,123,525	724,696
Class C Shares	670.426	670.422
Class F Shares	666.667	666.667
Class I Shares	730.893	731
Class R2 Shares	666.667	666.667
Class R3 Shares	666.667	666.667
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.83	$15.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.80	$16.88
Class C Shares-Net asset value	$15.82	$15.90
Class F Shares-Net asset value	$15.83	$15.92
Class I Shares-Net asset value	$15.84	$15.92
Class R2 Shares-Net asset value	$15.83	$15.91
Class R3 Shares-Net asset value	$15.83	$15.91

12	See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Period Ended January 31, 2012*

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends	$20,955	$8,018

Total investment income	20,955	8,018

Expenses:
Management fee	9,504	6,542
12b-1 distribution plan-Class A	3,945	2,711
12b-1 distribution plan-Class C	12	12
12b-1 distribution plan-Class F	1	1
12b-1 distribution plan-Class R2	7	7
12b-1 distribution plan-Class R3	6	6
Shareholder servicing	4,733	4,733
Professional	7,839	7,839
Reports to shareholders	445	445
Fund administration	634	436
Custody	2,711	2,711
Registration	184	184
Offering costs	2,039	2,039
Other	583	584

Gross expenses	32,643	28,250
Management fee waived and expenses reimbursed (See Note 3)	(21,503)	(19,821)

Net expenses	11,140	8,429

Net investment income (loss)	9,815	(411)

Net realized and unrealized gain:
Net realized gain on investments	49,976	31,033
Net change in unrealized appreciation on investments	797,576	599,978

Net realized and unrealized gain	847,552	631,011

Net Increase in Net Assets Resulting From Operations	$857,367	$630,600

*	For the period December 21, 2011 (commencement of operations) to January 31, 2012.

See Notes to Financial Statements.	13

Statement of Changes in Net Assets

Calibrated Large Cap Value Fund

INCREASE IN NET ASSETS	For the Period Ended January 31, 2012* (unaudited)
Operations:
Net investment income	$9,815
Net realized gain on investments	49,976
Net change in unrealized appreciation on investments	797,576

Net increase in net assets resulting from operations	857,367

Capital share transactions (See Note 10):
Net proceeds from sales of shares	16,986,636

Net increase in net assets resulting from capital share transactions	16,986,636

Net increase in net assets	17,844,003

NET ASSETS:
Beginning of period	$—

End of period	$17,844,003

Undistributed net investment income	$9,815

*	For the period December 21, 2011 (commencement of operations) to January 31, 2012.

14	See Notes to Financial Statements.

Statement of Changes in Net Assets (concluded)

Calibrated Mid Cap Value Fund

INCREASE IN NET ASSETS	For the Period Ended January 31, 2012* (unaudited)
Operations:
Net investment loss	$(411)
Net realized gain on investments	31,033
Net change in unrealized appreciation on investments	599,978

Net increase in net assets resulting from operations	630,600

Capital share transactions (See Note 10):
Net proceeds from sales of shares	10,956,061

Net increase in net assets resulting from capital share transactions	10,956,061

Net increase in net assets	11,586,661

NET ASSETS:
Beginning of period	$—

End of period	$11,586,661

Accumulated net investment loss	$(411)

* For the period December 21, 2011 (commencement of operations) to January 31, 2012.

See Notes to Financial Statements.	15

Financial Highlights
CALIBRATED LARGE CAP VALUE FUND

	Class A Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.01
Net realized and unrealized gain	.82

Total from investment operations	.83

Net asset value, end of period	$15.83

Total Return(c)	5.53	%(d)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.07	%(d)
Expenses, excluding management fee waived and expenses reimbursed	.22	%(d)
Net investment income	.07	%(d)

Supplemental Data:

Net assets, end of period (000)	$17,790
Portfolio turnover rate	4.65	%(d)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class C Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment loss(b)	—	(c)
Net realized and unrealized gain	.82

Total from investment operations	.82

Net asset value, end of period	$15.82

Total Return(d)	5.47	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.14	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.32	%(e)
Net investment loss	(.02	)%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	4.65	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class F Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.01
Net realized and unrealized gain	.82

Total from investment operations	.83

Net asset value, end of period	$15.83

Total Return(c)	5.53	%(d)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.06	%(d)
Expenses, excluding management fee waived and expenses reimbursed	.22	%(d)
Net investment income	.06	%(d)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	4.65	%(d)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class I Shares

	12/21/2011(a) to 1/31/2012
	(unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	.01
Net realized and unrealized gain	.83

Total from investment operations	.84

Net asset value, end of period	$15.84

Total Return(c)	5.60	%(d)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.05	%(d)
Expenses, excluding management fee waived and expenses reimbursed	.20	%(d)
Net investment income	.07	%(d)

Supplemental Data:

Net assets, end of period (000)	$12
Portfolio turnover rate	4.65	%(d)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class R2 Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.83

Total from investment operations	.83

Net asset value, end of period	$15.83

Total Return(d)	5.53	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.10	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.27	%(e)
Net investment income	.02	%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	4.65	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

20	See Notes to Financial Statements.

Financial Highlights (concluded)
CALIBRATED LARGE CAP VALUE FUND

	Class R3 Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.83

Total from investment operations	.83

Net asset value, end of period	$15.83

Total Return(d)	5.53	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.09	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.26	%(e)
Net investment income	.03	%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	4.65	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	21

Financial Highlights
CALIBRATED MID CAP VALUE FUND

	Class A Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment loss(b)	—	(c)
Net realized and unrealized gain	.91

Total from investment operations	.91

Net asset value, end of period	$15.91

Total Return(d)	6.07	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.08	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.28	%(e)
Net investment loss	(.00	)%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$11,533
Portfolio turnover rate	1.99	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

22	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class C Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	.91

Total from investment operations	.90

Net asset value, end of period	$15.90

Total Return(c)	6.00	%(d)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.15	%(d)
Expenses, excluding management fee waived and expenses reimbursed	.37	%(d)
Net investment loss	(.07	)%(d)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	1.99	%(d)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	23

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class F Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.92

Total from investment operations	.92

Net asset value, end of period	$15.92

Total Return (d)	6.13	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.07	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.27	%(e)
Net investment income	.01	% (e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	1.99	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

24	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class I Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.92

Total from investment operations	.92

Net asset value, end of period	$15.92

Total Return(d)	6.13	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.06	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.26	%(e)
Net investment income	.02	%(e)

Supplemental Data:

Net assets, end of period (000)	$12
Portfolio turnover rate	1.99	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class R2 Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	.92

Total from investment operations	.92

Net asset value, end of period	$15.91

Total Return(c)	6.07	%(d)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.11	%(d)
Expenses, excluding management fee waived and expenses reimbursed	.32	%(d)
Net investment loss	(.03	)%(d)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	1.99	%(d)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

26	See Notes to Financial Statements.

Financial Highlights (concluded)
CALIBRATED MID CAP VALUE FUND

	Class R3 Shares

	12/21/2011(a) to 1/31/2012 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:
Net investment loss(b)	—	(c)
Net realized and unrealized gain	.91

Total from investment operations	.91

Net asset value, end of period	$15.91

Total Return(d)	6.07	%(e)
Ratios to Average Net Assets:
Expenses, including management fee waived and expenses reimbursed	.10	%(e)
Expenses, excluding management fee waived and expenses reimbursed	.31	%(e)
Net investment loss	(.03	)%(e)

Supplemental Data:

Net assets, end of period (000)	$11
Portfolio turnover rate	1.99	%(e)

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of three funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”). The Funds commenced operations on December 21, 2011. The Funds became effective with the SEC on December 15, 2011 and shares first became available to the public on January 3, 2012.

The investment objective of each Fund is total return. Each Fund has six classes of shares: Class A, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

28

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes—It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)

Expenses—Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

29

Notes to Financial Statements (unaudited)(continued)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing each Fund’s investments carried at fair value:

Calibrated Large Cap Value					Calibrated Mid Cap Value

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Type*	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common Stocks	$17,803	$—	$—	$17,803	$11,567	$—	$—	$11,567
Total	$17,803	$—	$—	$17,803	$11,567	$—	$—	$11,567

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the period ended January 31, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of average daily net assets for each Fund.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended January 31, 2012 and continuing through November 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of each Fund’s management fee and, if necessary, reimburse each Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of ..50% for Calibrated Large Cap Value Fund and .60% for Calibrated Mid Cap Value Fund. Each agreement may be terminated only upon approval of the Fund’s Board of Trustees.

For the period December 21, 2011 through December 28, 2011, Lord Abbett voluntarily waived its entire management fee and reimbursed all expenses for each Fund.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

30

Notes to Financial Statements (unaudited)(continued)

Fees*	Class A	Class C	Class F	Class R2	Class R3

Service	.25%	.25%	—	.25%	.25%
Distribution	—	.75%	.10%	.35%	.25%

*

Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term.

As of January 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

Tax cost	$17,005,604	$10,966,984

Gross unrealized gain	1,037,896	721,697
Gross unrealized loss	(240,320)	(121,719)

Net unrealized security gain	$797,576	$599,978

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2012 were as follows:

	Purchases	Sales

Calibrated Large Cap Value Fund	$17,759,093	$803,465
Calibrated Mid Cap Value Fund	11,158,189	222,238

31

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the period ended January 31, 2012.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company value stocks, in which Calibrated Large Cap Value Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Calibrated Mid Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which each Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The mid-sized company stocks in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Due to each Fund’s exposure to foreign companies (and American Depository Receipts), each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

32

Notes to Financial Statements (unaudited)(continued)

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Calibrated Large Cap Value Fund	Period Ended January 31, 2012 (unaudited)		†

Class A Shares	Shares	Amount

Shares sold	1,123,525	$16,935,576

Increase	1,123,525	$16,935,576

Class C Shares

Shares sold	670.426	$10,060

Increase	670.426	$10,060

Class F Shares

Shares sold	666.667	$10,000

Increase	666.667	$10,000

Class I Shares

Shares sold	730.893	$11,000

Increase	730.893	$11,000

Class R2 Shares

Shares sold	666.667	$10,000

Increase	666.667	$10,000

Class R3 Shares

Shares sold	666.667	$10,000

Increase	666.667	$10,000

33

Notes to Financial Statements (unaudited)(concluded)

	Period Ended January 31, 2012 (unaudited)		†

Calibrated Mid Cap Value Fund

Class A Shares	Shares	Amount

Shares sold	724,696	$10,905,001

Increase	724,696	$10,905,001

Class C Shares

Shares sold	670.422	$10,060

Increase	670.422	$10,060

Class F Shares

Shares sold	666.667	$10,000

Increase	666.667	$10,000

Class I Shares

Shares sold	731	$11,000

Increase	731	$11,000

Class R2 Shares

Shares sold	666.667	$10,000

Increase	666.667	$10,000

Class R3 Shares

Shares sold	666.667	$10,000

Increase	666.667	$10,000

†	For the period December 21, 2011 (commencement of operations) to January 31, 2012.

34

Approval of Advisory Contract

At a meeting held on September 15, 2011, the Board of Trustees (the “Board”), including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the proposed management agreement between each of the Funds and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board as to each Fund included, but were not limited to, (1) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (2) information regarding the distribution arrangements of the Fund; and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. Because the Funds had not yet begun operations, the Board was not able to review each Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Funds’ transfer agent and custodian.

Expenses. The Board considered the projected expense levels of each Fund and the expense levels of one or more corresponding peer groups. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that it and Lord Abbett had agreed to an management fee waiver and expense limitation agreement under which it would waive all or a portion of its management fee and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding Rule 12b-1 fees, do not exceed an annual rate of 0.50% for Calibrated Large Cap Value Fund and 0.60% for Calibrated Mid Cap Value Fund.

35

Approval of Advisory Contract (concluded)

Profitability. Because the Funds had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Funds. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for, and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel.

Economies of Scale. As to each Fund, the Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that each proposed management fee schedule, with its breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees proposed to be paid by each Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the management agreement.

36

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

37

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Equity Trust

Lord Abbett mutual fund shares are distributed by	Lord Abbett Calibrated Large Cap Value Fund	CALIBRATED-3
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Mid Cap Value Fund	(03/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Small Cap Blend Fund

For the six-month period ended January 31, 2012

Lord Abbett Equity Trust (formerly Lord Abbett Blend Trust) Lord Abbett Small Cap Blend Fund Semiannual Report
For the six-month period ended January 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Small Cap Blend Fund for the six-month period ended January 31, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 through January 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/11 - 1/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/11	1/31/12	8/1/11– 1/31/12

Class A
Actual	$1,000.00	$ 967.60	$ 6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.11	$ 7.10
Class B
Actual	$1,000.00	$ 964.60	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.88	$10.33
Class C
Actual	$1,000.00	$ 964.50	$10.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.92	$10.28
Class F
Actual	$1,000.00	$ 969.10	$ 5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	$ 5.84
Class I
Actual	$1,000.00	$ 969.30	$ 5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$ 5.33
Class P
Actual	$1,000.00	$ 967.50	$ 7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.61	$ 7.61
Class R2
Actual	$1,000.00	$ 966.70	$ 8.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.85	$ 8.36
Class R3
Actual	$1,000.00	$ 967.40	$ 7.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$ 7.81

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.40% for Class A, 2.04% for Class B, 2.03% for Class C, 1.15% for Class F, 1.05% for Class I, 1.50% for Class P, 1.65% for Class R2 and 1.54% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2012

Sector*	%**
Consumer Discretionary	10.31%
Consumer Staples	6.02%
Energy	9.36%
Financials	19.49%
Health Care	10.18%

Sector*	%**
Industrials	16.32%
Information Technology	16.55%
Materials	6.40%
Short Term Investment	5.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.19%

Aerospace & Defense 4.22%
HEICO Corp.	116,696	$6,488
HEICO Corp. Class A	127,747	4,925
Kaman Corp.	269,672	8,406
Triumph Group, Inc.	298,400	18,671

Total		38,490

Auto Components 1.16%
Tenneco, Inc.*	329,500	10,577

Beverages 0.76%
Monster Beverage Corp.*	66,200	6,919

Capital Markets 1.64%
Stifel Financial Corp.*	413,500	14,911

Chemicals 3.31%
Innospec, Inc.*	177,602	5,749
Kronos Worldwide, Inc.	453,081	10,430
Sensient Technologies Corp.	352,600	13,970

Total		30,149

Commercial Banks 4.88%
Columbia Banking System, Inc.	268,554	5,640
Home BancShares, Inc.	178,730	4,658
IBERIABANK Corp.	171,915	8,988
PacWest Bancorp	167,979	3,573
SCBT Financial Corp.	118,153	3,654
Webster Financial Corp.	423,100	8,970
Wintrust Financial Corp.	293,200	8,986

Total		44,469

Commercial Services & Supplies 1.32%
Herman Miller, Inc.	571,992	12,080

Communications Equipment 1.69%
Polycom, Inc.*	774,500	15,451

Construction & Engineering 1.25%
Foster Wheeler AG (Switzerland)*(a)	505,496	11,353

Investments	Shares	Fair Value (000)

Containers & Packaging 1.19%
Greif, Inc. Class A	224,405	$10,872

Diversified Financial Services 1.88%
Encore Capital Group, Inc.*	380,217	8,935
Portfolio Recovery
Associates, Inc.*	126,554	8,220

Total		17,155

Electrical Equipment 4.01%
A.O. Smith Corp.	349,619	14,852
General Cable Corp.*	390,500	12,051
Thomas & Betts Corp.*	135,457	9,670

Total		36,573

Electronic Equipment, Instruments & Components 5.42%
Anixter International, Inc.*	208,400	13,652
FARO Technologies, Inc.*	81,110	4,402
Itron, Inc.*	240,907	9,345
National Instruments Corp.	278,029	7,482
ScanSource, Inc.*	385,434	14,481

Total		49,362

Energy Equipment & Services 5.18%
Complete Production Services, Inc.*	333,713	11,246
GulfMark Offshore, Inc. Class A*	249,444	11,405
Helix Energy Solutions Group, Inc.*	580,800	9,554
Hornbeck Offshore Services, Inc.*	250,900	8,202
Superior Energy Services, Inc.*	238,215	6,791

Total		47,198

Food & Staples Retailing 3.32%
Casey’s General Stores, Inc.	222,900	11,354
Chefs’ Warehouse, Inc. (The)*	424,459	8,969
Ruddick Corp.	246,400	9,940

Total		30,263

4	See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)
January 31, 2012

Investments	Shares	Fair Value (000)

Food Products 2.17%
Darling International, Inc.*	470,700	$7,192
J & J Snack Foods Corp.	246,637	12,586

Total		19,778

Health Care Equipment & Supplies 2.98%
Hill-Rom Holdings, Inc.	306,402	10,115
Masimo Corp.*	347,624	7,439
Thoratec Corp.*	327,279	9,622

Total		27,176

Health Care Providers & Services 6.90%
Catalyst Health Solutions, Inc.*	217,226	11,895
Centene Corp.*	294,171	13,297
Hanger Orthopedic Group, Inc.*	402,000	7,875
IPC The Hospitalist Co., Inc.*	278,100	9,369
MEDNAX, Inc.*	150,000	10,683
PSS World Medical, Inc.*	403,154	9,785

Total		62,904

Hotels, Restaurants & Leisure 1.72%
Life Time Fitness, Inc.*	132,620	6,517
Bally Technologies, Inc.*	109,300	4,615
Penn National Gaming, Inc.*	111,900	4,581

Total		15,713

Information Technology Services 3.06%
Cardtronics, Inc.*	620,763	15,860
FleetCor Technologies, Inc.*	354,133	12,037

Total		27,897

Insurance 0.91%
RLI Corp.	116,610	8,317

Internet Software & Services 2.37%
Constant Contact, Inc.*	536,700	13,407
NIC, Inc.	652,870	8,167

Total		21,574

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 0.68%
Techne Corp.	90,950	$6,207

Machinery 5.65%
Astec Industries, Inc.*	190,600	6,446
Esterline Technologies Corp.*	34,488	2,109
IDEX Corp.	306,900	12,436
Middleby Corp. (The)*	177,589	17,075
Robbins & Myers, Inc.	276,200	13,412

Total		51,478

Media 2.16%
Digital Generation, Inc.*	610,700	8,489
John Wiley & Sons, Inc. Class A	247,100	11,216

Total		19,705

Metals & Mining 2.14%
Carpenter Technology Corp.	165,989	8,711
Reliance Steel & Aluminum Co.	202,200	10,757

Total		19,468

Oil, Gas & Consumable Fuels 4.54%
Carrizo Oil & Gas, Inc.*	241,253	5,860
Lone Pine Resources, Inc. (Canada)*(a)	861,200	5,744
Rosetta Resources, Inc.*	248,600	11,931
World Fuel Services Corp.	392,400	17,807

Total		41,342

Real Estate Investment Trusts 6.53%
American Campus Communities, Inc.	302,300	12,938
LaSalle Hotel Properties	305,300	8,258
Mid-America Apartment Communities, Inc.	213,700	13,660
Pebblebrook Hotel Trust	574,355	12,739
Post Properties, Inc.	266,200	11,897

Total		59,492

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
January 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Management & Development 2.86%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	176,000	$9,414
Jones Lang LaSalle, Inc.	211,386	16,649

Total		26,063

Semiconductors & Semiconductor Equipment 3.38%
Power Integrations, Inc.	120,015	4,319
Semtech Corp.*	616,251	17,563
Silicon Laboratories, Inc.*	203,300	8,913

Total		30,795

Software 1.26%
SS&C Technologies Holdings, Inc.*	610,732	11,463

Specialty Retail 3.91%
Aaron’s, Inc.	484,857	12,902
DSW, Inc. Class A	97,600	4,877
Guess?, Inc.	198,700	5,961
Select Comfort Corp.*	474,500	11,901

Total		35,641

Textiles, Apparel & Luxury Goods 1.74%
Deckers Outdoor Corp.*	48,300	3,905
Wolverine World Wide, Inc.	305,896	11,958

Total		15,863

Thrifts & Mortgage Finance 1.52%
Ocwen Financial Corp.*	962,888	13,856

Trading Companies & Distributors 0.48%
Titan Machinery, Inc.*	176,400	4,364

Total Common Stocks (cost $780,024,988)		894,918

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 5.57%

Repurchase Agreement
Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $51,785,000 of Federal Home Loan Mortgage Corp. at 0.063% due 8/10/2012; value: $51,751,826; proceeds: $50,732,217 (cost $50,732,203)	$50,732	$50,732

Total Investments in Securities 103.76% (cost $830,757,191)		945,650

Liabilities in Excess of Other Assets (3.76)%		(34,271)

Net Assets 100.00%		$911,379

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
January 31, 2012

ASSETS:
Investments in securities, at fair value (cost $830,757,191)	$945,649,916
Receivables:
Investment securities sold	4,047,395
Interest and dividends	184,711
Capital shares sold	242,971
Prepaid expenses and other assets	129,030

Total assets	950,254,023

LIABILITIES:
Payables:
Capital shares reacquired	18,635,685
Investment securities purchased	18,547,831
Management fee	582,515
12b-1 distribution fees	351,016
Trustees’ fees	147,577
Fund administration	31,067
To affiliate (See Note 3)	34,408
Accrued expenses	544,529

Total liabilities	38,874,628

NET ASSETS	$911,379,395

COMPOSITION OF NET ASSETS:
Paid-in capital	$923,256,547
Accumulated net investment loss	(2,439,827)
Accumulated net realized loss on investments	(124,330,050)
Net unrealized appreciation on investments	114,892,725

Net Assets	$911,379,395

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)(concluded)
January 31, 2012

Net assets by class:
Class A Shares	$322,126,437
Class B Shares	$22,678,473
Class C Shares	$93,321,209
Class F Shares	$11,520,588
Class I Shares	$362,349,666
Class P Shares	$81,939,908
Class R2 Shares	$467,345
Class R3 Shares	$16,975,769
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	20,350,218
Class B Shares	1,542,024
Class C Shares	6,351,164
Class F Shares	720,008
Class I Shares	22,066,324
Class P Shares	5,190,084
Class R2 Shares	29,789
Class R3 Shares	1,078,739
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.83
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.80
Class B Shares-Net asset value	$14.71
Class C Shares-Net asset value	$14.69
Class F Shares-Net asset value	$16.00
Class I Shares-Net asset value	$16.42
Class P Shares-Net asset value	$15.79
Class R2 Shares-Net asset value	$15.69
Class R3 Shares-Net asset value	$15.74

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2012

Investment income:
Dividends	$4,075,826
Interest	1,754

Total investment income	4,077,580

Expenses:
Management fee	3,590,120
12b-1 distribution plan-Class A	574,211
12b-1 distribution plan-Class B	116,560
12b-1 distribution plan-Class C	451,188
12b-1 distribution plan-Class F	5,358
12b-1 distribution plan-Class P	182,903
12b-1 distribution plan-Class R2	1,520
12b-1 distribution plan-Class R3	39,414
Shareholder servicing	904,714
Fund administration	191,523
Subsidy (See Note 3)	114,491
Registration	59,638
Reports to shareholders	58,057
Professional	30,959
Custody	19,307
Trustees’ fees	12,314
Other	18,513

Gross expenses	6,370,790
Expense reductions (See Note 7)	(290)

Net expenses	6,370,500

Net investment loss	(2,292,920)

Net realized and unrealized gain (loss):
Net realized gain on investments	2,299,193
Net change in unrealized appreciation/depreciation on investments	(49,040,266)

Net realized and unrealized loss	(46,741,073)

Net Decrease in Net Assets Resulting From Operations	$(49,033,993)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2012 (unaudited)	For the Year Ended July 31, 2011
Operations:
Net investment loss	$(2,292,920)	$(3,725,058)
Net realized gain on investments	2,299,193	195,750,728
Net change in unrealized appreciation/depreciation on investments	(49,040,266)	112,497,293

Net increase (decrease) in net assets resulting from operations	(49,033,993)	304,522,963

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	80,290,699	186,512,076
Cost of shares reacquired	(251,619,290)	(597,472,257)

Net decrease in net assets resulting from capital share transactions	(171,328,591)	(410,960,181)

Net decrease in net assets	(220,362,584)	(106,437,218)

NET ASSETS:
Beginning of period	$1,131,741,979	$1,238,179,197

End of period	$911,379,395	$1,131,741,979

Accumulated net investment loss	$(2,439,827)	$(146,907)

10	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value beginning of period	$16.36		$12.91	$12.08	$15.76	$18.69	$16.08

Investment operations:
Net investment loss(a)	(.04)		(.05)	(.09)	(.08)	(.11)	(.13)
Net realized and unrealized gain (loss)	(.49)		3.50	.92	(3.60)	(.55)	3.60

Total from investment operations	(.53)		3.45	.83	(3.68)	(.66)	3.47

Distributions to shareholders from:
Net realized gain	—		—	—	—	(2.27)	(.86)

Net asset value, end of period	$15.83		$16.36	$12.91	$12.08	$15.76	$18.69

Total Return(b)	(3.24	)%(c)	26.72%	6.87%	(23.35)%	(3.51)%	22.05%
Ratios to Average Net Assets:
Expenses, including expense reductions	.70	%(c)	1.33%	1.35%	1.40%	1.36%	1.36%
Expenses, excluding expense reductions	.70	%(c)	1.33%	1.35%	1.40%	1.36%	1.36%
Net investment loss	(.27	)%(c)	(.33)%	(.67)%	(.70)%	(.69)%	(.74)%

Supplemental Data:

Net assets, end of period (000)	$322,126		$398,577	$494,581	$508,663	$739,334	$828,469
Portfolio turnover rate	36.45	%(c)	73.17%	67.29%	42.78%	53.71%	59.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.25		$12.11	$11.41	$14.98	$17.99	$15.60

Investment operations:
Net investment loss(a)	(.08)		(.14)	(.17)	(.15)	(.21)	(.24)
Net realized and unrealized gain (loss)	(.46)		3.28	.87	(3.42)	(.53)	3.49

Total from investment operations	(.54)		3.14	.70	(3.57)	(.74)	3.25

Distributions to shareholders from:
Net realized gain	—		—	—	—	(2.27)	(.86)

Net asset value, end of period	$14.71		$15.25	$12.11	$11.41	$14.98	$17.99

Total Return(b)	(3.54	)%(c)	25.93%	6.13%	(23.83)%	(4.15)%	21.29%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.03	%(c)	1.98%	2.00%	2.05%	2.01%	2.01%
Expenses, excluding expense reductions	1.03	%(c)	1.98%	2.00%	2.05%	2.01%	2.01%
Net investment loss	(.60	)%(c)	(1.00)%	(1.33)%	(1.36)%	(1.34)%	(1.39)%

Supplemental Data:

Net assets, end of period (000)	$22,678		$29,291	$33,599	$44,468	$71,936	$89,990
Portfolio turnover rate	36.45	%(c)	73.17%	67.29%	42.78%	53.71%	59.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 1/31/2012 (unaudited)		Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.23		$12.10	$11.40	$14.96	$17.97	$15.59

Investment operations:
Net investment loss(a)	(.08)		(.14)	(.16)	(.15)	(.21)	(.24)
Net realized and unrealized gain (loss)	(.46)		3.27	.86	(3.41)	(.53)	3.48

Total from investment operations	(.54)		3.13	.70	(3.56)	(.74)	3.24

Distributions to shareholders from:
Net realized gain	—		—	—	—	(2.27)	(.86)

Net asset value, end of period	$14.69		$15.23	$12.10	$11.40	$14.96	$17.97

Total Return(b)	(3.55	)%(c)	25.87%	6.14%	(23.80)%	(4.16)%	21.24%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.02	%(c)	1.97%	2.00%	2.05%	2.01%	2.01%
Expenses, excluding expense reductions	1.02	%(c)	1.97%	2.00%	2.05%	2.01%	2.01%
Net investment loss	(.59	)%(c)	(1.00)%	(1.33)%	(1.36)%	(1.34)%	(1.39)%

Supplemental Data:

Net assets, end of period (000)	$93,321		$109,317	$118,244	$141,177	$227,183	$292,438
Portfolio turnover rate	36.45	%(c)	73.17%	67.29%	42.78%	53.71%	59.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 1/31/2012 (unaudited)		Year Ended 7/31			9/28/2007(a) to 7/31/2008

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.51		$13.00	$12.14	$15.79	$19.14

Investment operations:
Net investment loss(b)	(.02)		(.01)	(.06)	(.05)	(.02)
Net realized and unrealized gain (loss)	(.49)		3.52	.92	(3.60)	(1.06)

Total from investment operations	(.51)		3.51	.86	(3.65)	(1.08)

Distributions to shareholders from:
Net realized gain	—		—	—	—	(2.27)

Net asset value, end of period	$16.00		$16.51	$13.00	$12.14	$15.79

Total Return(c)	(3.09	)%(d)	27.00%	7.08%	(23.12)%	(5.60	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.58	%(d)	1.08%	1.10%	1.14%	.90	%(d)
Expenses, excluding expense reductions	.58	%(d)	1.08%	1.10%	1.14%	.90	%(d)
Net investment loss	(.15	)%(d)	(.09)%	(.43)%	(.41)%	(.14	)%(d)

Supplemental Data:

Net assets, end of period (000)	$11,521		$12,459	$14,469	$9,920	$5,703
Portfolio turnover rate	36.45	%(d)	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$16.94		$13.32	$12.42	$16.15	$19.03	$16.31

Investment operations:
Net investment loss(a)	(.01)		— (b)	(.04)	(.04)	(.06)	(.07)
Net realized and unrealized gain (loss)	(.51)		3.62	.94	(3.69)	(.55)	3.65

Total from investment operations	(.52)		3.62	.90	(3.73)	(.61)	3.58

Distributions to shareholders from:
Net realized gain	—		—	—	—	(2.27)	(.86)

Net asset value, end of period	$16.42		$16.94	$13.32	$12.42	$16.15	$19.03

Total Return(c)	(3.07	)%(d)	27.18%	7.25%	(23.10)%	(3.16)%	22.43%
Ratios to Average Net Assets:
Expenses, including expense reductions	.53	%(d)	.98%	1.00%	1.05%	1.01%	1.01%
Expenses, excluding expense reductions	.53	%(d)	.98%	1.00%	1.05%	1.01%	1.01%
Net investment loss	(.09	)%(d)	(.01)%	(.32)%	(.34)%	(.34)%	(.39)%

Supplemental Data:

Net assets, end of period (000)	$362,350		$462,051	$450,908	$421,430	$461,503	$369,670
Portfolio turnover rate	36.45	%(d)	73.17%	67.29%	42.78%	53.71%	59.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$16.32		$12.89	$12.08	$15.77	$18.72	$16.12

Investment operations:
Net investment loss(a)	(.05)		(.07)	(.10)	(.09)	(.13)	(.15)
Net realized and unrealized gain (loss)	(.48)		3.50	.91	(3.60)	(.55)	3.61

Total from investment operations	(.53)		3.43	.81	(3.69)	(.68)	3.46

Distributions to shareholders from:
Net realized gain	—		—	—	—	(2.27)	(.86)

Net asset value, end of period	$15.79		$16.32	$12.89	$12.08	$15.77	$18.72

Total Return(b)	(3.25	)%(c)	26.61%	6.71%	(23.40)%	(3.62)%	21.93%
Ratios to Average Net Assets:
Expenses, including expense reductions	.75	%(c)	1.43%	1.45%	1.50%	1.46%	1.46%
Expenses, excluding expense reductions	.75	%(c)	1.43%	1.45%	1.50%	1.46%	1.46%
Net investment loss	(.33	)%(c)	(.45)%	(.78)%	(.79)%	(.79)%	(.84)%

Supplemental Data:

Net assets, end of period (000)	$81,940		$99,719	$109,109	$114,373	$136,221	$111,015
Portfolio turnover rate	36.45	%(c)	73.17%	67.29%	42.78%	53.71%	59.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 1/31/2012 (unaudited)					3/24/2008(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.23		$12.85	$12.05	$15.75	$14.99

Investment operations:
Net investment loss(b)	(.06)		(.10)	(.12)	(.09)	(.03)
Net realized and unrealized gain (loss)	(.48)		3.48	.92	3.61	.79	(c)

Total from investment operations	(.54)		3.38	.80	(3.70)	.76

Net asset value, end of period	$15.69		$16.23	$12.85	$12.05	$15.75

Total Return(d)	(3.33	)%(e)	26.40%	6.56%	(23.49)%	5.07	%(e)
Ratios to Average Net Assets:

Expenses, including expense reductions	.83	%(e)	1.58%	1.60%	1.64%	.46	%(e)

Expenses, excluding expense reductions	.83	%(e)	1.58%	1.60%	1.64%	.46	%(e)
Net investment loss	(.41	)%(e)	(.65)%	(.93)%	(.84)%	(.22	)%(e)

Supplemental Data:

Net assets, end of period (000)	$467		$658	$754	$709	$11
Portfolio turnover rate	36.45	%(e)	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing or sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 1/31/2012 (unaudited)					3/24/2008(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.28		$12.86	$12.05	$15.74	$14.99

Investment operations:
Net investment loss(b)	(.05)		(.08)	(.11)	(.08)	(.05)
Net realized and unrealized gain (loss)	(.49)		3.50	.92	(3.61)	.80	(c)

Total from investment operations	(.54)		3.42	.81	(3.69)	.75

Net asset value, end of period	$15.74		$16.28	$12.86	$12.05	$15.74

Total Return(d)	(3.26	)%(e)	26.52%	6.63%	(23.38)%	5.00	%(e)
Ratios to Average Net Assets:

Expenses, including expense reductions	.77	%(e)	1.48%	1.49%	1.52%	.53	%(e)

Expenses, excluding expense reductions	.77	%(e)	1.48%	1.49%	1.52%	.53	%(e)
Net investment loss	(.35	)%(e)	(.55)%	(.81)%	(.76)%	(.29	)%(e)

Supplemental Data:

Net assets, end of period (000)	$16,976		$19,671	$16,516	$2,568	$105
Portfolio turnover rate	36.45	%(e)	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing or sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”, formerly, Lord Abbett Blend Trust) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of three funds. This report covers the following Fund, Lord Abbett Small-Cap Blend Fund (the “Fund”). Effective August 1, 2011, Lord Abbett Blend Trust changed its name to Lord Abbett Equity Trust.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

19

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2008 through July 31, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

20

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$894,918	$—	$—	$894,918
Repurchase Agreement	—	50,732	—	50,732

Total	$894,918	$50,732	$—	$945,650

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended January 31, 2012, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the “Alpha Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and fees pursuant to the 12b-1 distribution plan) of the Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2012, the percentage of the Fund’s outstanding shares owned by Alpha Strategy Fund was 9.92%.

21

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2012:

Distributor Commissions	Dealers’ Concessions

$10,363	$55,911

Distributor received CDSCs of $573 and $3,784 for Class A and Class C shares, respectively, for the six months ended January 31, 2012.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2011, the capital loss carryforward, along with the related expiration date, was as follows:

2018	Total

$124,766,827	$124,766,827

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

22

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$832,619,607

Gross unrealized gain	137,388,056
Gross unrealized loss	(24,357,747)

Net unrealized security gain	$113,030,309

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2012 were as follows:

Purchases	Sales

$343,040,953	$508,175,609

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2012.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the period ended January 31, 2012, a participating fund managed by Lord Abbett utilized

23

Notes to Financial Statements (unaudited)(continued)

the Facility and fully repaid its borrowings. As of January 31, 2012, there were no loans outstanding pursuant to this Facility.

Effective February 3, 2012, the Fund and certain other funds managed by Lord Abbett have entered into a short term extension of the Facility through April 2, 2012.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

Due to the Fund’s exposure to foreign companies (and American Depositary Receipts), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Class A Shares	Shares	Six Months Ended January 31, 2012 (unaudited) Amount	Shares	Year Ended July 31, 2011 Amount

Shares sold	1,448,059	$21,125,719	5,287,399	$81,794,532
Converted from Class B*	122,826	1,764,353	207,871	3,199,713
Shares reacquired	(5,587,349)	(81,541,877)	(19,441,357)	(295,215,907)

Decrease	(4,016,464)	$(58,651,805)	(13,946,087)	$(210,221,662)

Class B Shares

Shares sold	5,393	$77,184	38,097	$522,859
Shares reacquired	(252,271)	(3,404,928)	(669,037)	(9,321,847)
Converted to Class A*	(131,987)	(1,764,353)	(222,389)	(3,199,713)

Decrease	(378,865)	$(5,092,097)	(853,329)	$(11,998,701)

24

Notes to Financial Statements (unaudited)(concluded)

Class C Shares	Shares	Six Months Ended January 31, 2012 (unaudited) Amount	Shares	Year Ended July 31, 2011 Amount

Shares sold	127,815	$1,725,019	340,021	$4,810,052
Shares reacquired	(952,950)	(12,838,660)	(2,937,580)	(40,722,352)

Decrease	(825,135)	$(11,113,641)	(2,597,559)	$(35,912,300)

Class F Shares

Shares sold	91,405	$1,329,203	309,810	$4,375,960
Shares reacquired	(125,824)	(1,845,676)	(668,457)	(9,867,239)

Decrease	(34,419)	$(516,473)	(358,647)	$(5,491,279)

Class I Shares

Shares sold	3,196,756	$47,572,849	4,021,494	$64,187,081
Shares reacquired	(8,406,121)	(128,266,190)	(10,594,303)	(174,041,280)

Decrease	(5,209,365)	$(80,693,341)	(6,572,809)	$(109,854,199)

Class P Shares

Shares sold	389,371	$5,666,793	1,179,488	$17,848,951
Shares reacquired	(1,308,324)	(18,900,882)	(3,532,295)	(54,108,415)

Decrease	(918,953)	$(13,234,089)	(2,352,807)	$(36,259,464)

Class R2 Shares

Shares sold	3,387	$48,079	14,991	$210,444
Shares reacquired	(14,099)	(196,906)	(33,202)	(440,346)

Decrease	(10,712)	$(148,827)	(18,211)	$(229,902)

Class R3 Shares

Shares sold	190,729	$2,745,853	845,644	$12,762,197
Shares reacquired	(320,607)	(4,624,171)	(921,099)	(13,754,871)

Decrease	(129,878)	$(1,878,318)	(75,455)	$(992,674)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

25

Approval of Advisory Contract

At a meeting held on December 14 and 15, 2011, the Board of Trustees (the “Board”), including all of the Trustees who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, the results of the examination of the portfolio management team by members of the Contract Committee during the year, the deliberations of the Contract Committee on December 14 and 15, 2011, and the discussions between the Contract Committee and Lord Abbett’s management on December 15, 2011.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month and one-year periods, the fifth quintile for the three-year period, the third quintile for the five-year period, and the second quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Core Index for the three-year and five-year periods and higher than the Index for eight-month, one-year, and ten-year periods.

26

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended July 31, 2011 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately five basis points above the median of the peer group and the actual management and administrative services fees were approximately three basis points below the median of the peer group. The Board observed that for the fiscal year ended July 31, 2011 the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratio of Class B was approximately twelve basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

27

Approval of Advisory Contract (concluded)

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

28

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

29

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Equity Trust (formerly Lord Abbett Blend Trust) Lord Abbett Small-Cap Blend Fund	LASCB-3 (03/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: March 27, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: March 27, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2012